UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22021

                    The Gabelli Healthcare & Wellness(Rx) Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                  Agnes Mullady
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                             THE [LOGO]
                                                             HEALTHCARE &
                                                             WELLNESS (RX) TRUST

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST

                               Semi-Annual Report
                                  June 30, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Healthcare & Wellness (Rx) Trust's (the "Fund") net asset value ("NAV") total return declined 9.96% during the first half of 2008, compared with losses of 11.90% and 13.29% for the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund's publicly traded shares was (12.41)% during the first half of the year. On June 30, 2008, the Fund's NAV per share was $7.23, while the price of the publicly traded shares closed at $6.21 on the New York Stock Exchange ("NYSE").

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                Since
                                                                   Year to    Inception
                                                        Quarter      Date     (06/28/07)
                                                        -------    -------    ----------
GABELLI HEALTHCARE & WELLNESS (RX) TRUST
   NAV TOTAL RETURN (b)...............................    (4.74)%    (9.96)%       (9.06)%
   INVESTMENT TOTAL RETURN (c)........................    (6.76)    (12.41)       (21.83)
S&P 500 Index.........................................    (2.72)    (11.90)       (13.19)(d)
S&P 500 Health Care Index.............................    (1.24)    (12.61)       (12.03)
S&P 500 Consumer Staples Index........................    (5.34)     (7.43)         0.67

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods less than one year are not annualized. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. The S&P 500, S&P 500 Health Care, and S&P 500 Consumer Staples Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b) Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c) Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $8.00.

(d) From June 30, 2007, the date closest to the Fund's inception for which data is available.

We have separated the portfolio managers' commentary from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolios are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com/funds.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2008:

Food.........................................       27.9%
U.S. Treasury Bills..........................       14.9%
Health Care Equipment and Supplies...........       12.8%
Health Care Providers and Services...........        9.8%
Food and Staples Retailing...................        9.7%
Pharmaceuticals..............................        7.0%
Biotechnology................................        6.5%
Beverages....................................        5.6%
Commercial Services and Supplies.............        2.5%
Insurance....................................        1.1%
Computers and Peripheral.....................        1.0%
Chemicals....................................        0.7%
Aerospace and Defense........................        0.5%
                                                   -----
                                                   100.0%
                                                   =====

      The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2008. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 19, 2008 - FINAL RESULTS

      The Gabelli Healthcare & Wellness (Rx) Trust's Annual Meeting of Shareholders was held on May 19, 2008 at the Greenwich Library in Greenwich, Connecticut. At that meeting, shareholders elected Mario J. Gabelli, Vincent D. Enright, and Anthonie C. van Ekris as Trustees of the Fund. A total of 7,390,444 votes, 7,425,457 votes, and 7,416,683 votes were cast in favor of each Trustee and a total of 183,925 votes, 148,912 votes, and 157,686 votes were withheld for each Trustee, respectively.

      Thomas E. Bratter, Anthony J. Colavita, James P. Conn, Robert C. Kolodny, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

      We thank you for your participation and appreciate your continued support.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                               MARKET
 SHARES                                                       COST              VALUE
---------                                                  ------------      -----------

              COMMON STOCKS--85.0%
              AEROSPACE AND DEFENSE--0.5%
    4,000     DRS Technologies Inc. ...................    $    315,035      $   314,880
                                                           ------------      -----------
              BEVERAGES--5.6%
   45,000     Dr. Pepper Snapple Group Inc.+ ..........       1,162,935          944,100
   10,000     Hansen Natural Corp.+ ...................         428,307          288,200
   65,000     ITO EN Ltd. .............................       1,436,333        1,023,497
    7,500     ITO EN Ltd., Preference .................         172,236           79,813
   10,000     PepsiCo Inc. ............................         671,995          635,900
    3,000     Sapporo Holdings Ltd. ...................          18,226           20,992
   10,000     The Coca-Cola Co. .......................         533,701          519,800
                                                           ------------      -----------
                                                              4,423,733        3,512,302
                                                           ------------      -----------
              BIOTECHNOLOGY--6.5%
   25,000     3SBio Inc., ADR+ ........................         311,280          226,500
      200     Alnylam Pharmaceuticals Inc.+ ...........           3,216            5,346
      200     Arena Pharmaceuticals Inc.+ .............           2,222            1,038
   40,000     Array Biopharma Inc.+ ...................         456,689          188,000
    8,000     Cephalon Inc.+ ..........................         562,578          533,520
    6,500     Crucell NV, ADR+ ........................          98,245          103,870
   60,000     CytRx Corp.+ ............................         119,472           39,000
    5,000     Gilead Sciences Inc.+ ...................         197,211          264,750
   20,000     Monogram Biosciences Inc.+ ..............          32,650           22,000
    4,000     Myriad Genetics Inc.+ ...................         167,679          182,080
    7,500     Omrix Biopharmaceuticals Inc.+ ..........          96,056          118,050
    2,993     RXi Pharmaceuticals Corp.+ ..............          44,835           23,944
  130,000     Tercica Inc.+ ...........................       1,144,450        1,147,900
  100,000     Third Wave Technologies Inc.+ ...........       1,114,150        1,116,000
   20,000     Vanda Pharmaceuticals Inc.+ .............         314,078           65,800
                                                           ------------      -----------
                                                              4,664,811        4,037,798
                                                           ------------      -----------
              CHEMICALS--0.7%
   12,000     International Flavors & Fragrances
               Inc. ...................................         571,938          468,720
                                                           ------------      -----------
              COMMERCIAL SERVICES AND SUPPLIES--2.5%
   25,000     ChoicePoint Inc.+ .......................       1,204,816        1,205,000
   10,000     Weight Watchers International Inc. ......         392,595          356,100
                                                           ------------      -----------
                                                              1,597,411        1,561,100
                                                           ------------      -----------
              COMPUTERS AND PERIPHERAL--1.0%
    3,000     Diebold Inc. ............................         113,836          106,740
   20,000     Electronic Data Systems Corp. ...........         489,351          492,800
                                                           ------------      -----------
                                                                603,187          599,540
                                                           ------------      -----------
              FOOD--27.9%
   12,800     Cadbury plc, ADR ........................         693,535          644,096
   40,000     Campbell Soup Co. .......................       1,437,303        1,338,400
   75,000     Dean Foods Co.+ .........................       1,902,590        1,471,500
   50,000     Del Monte Foods Co. .....................         503,345          355,000
   22,000     Flowers Foods Inc. ......................         463,990          623,480
   20,000     General Mills Inc. ......................       1,136,982        1,215,400
   20,000     Groupe Danone ...........................       1,542,303        1,404,415
    2,000     Groupe Danone, ADR ......................          32,442           28,108
   12,000     H.J. Heinz Co. ..........................         533,871          574,200
   30,000     Hain Celestial Group Inc.+ ..............         869,430          704,400
   15,000     Kellogg Co. .............................         766,007          720,300
   16,000     Kerry Group plc, Cl. A ..................         419,845          475,605
   47,000     Kikkoman Corp. ..........................         612,500          574,083
   52,600     Lifeway Foods Inc.+ .....................         572,634          625,414
  100,000     Meiji Seika Kaisha Ltd. .................         491,785          426,614
   15,000     Morinaga Milk Industry Co. Ltd. .........          48,287           38,988
   39,000     Nestle SA ...............................       1,571,277        1,762,263
      200     Nestle SA, ADR ..........................          19,094           22,658
    6,000     Parmalat SpA ............................          22,155           15,682
    5,000     Rock Field Co. Ltd. .....................          71,047           65,876
   55,000     Smart Balance Inc.+ .....................         455,662          396,550
   15,000     The J.M. Smucker Co. ....................         757,913          609,600
    7,300     Wimm-Bill-Dann Foods OJSC, ADR ..........         719,377          768,106
   17,000     Wm. Wrigley Jr. Co. .....................       1,311,730        1,322,260
   40,000     YAKULT HONSHA Co. Ltd. ..................         963,651        1,126,336
                                                           ------------      -----------
                                                             17,918,755       17,309,334
                                                           ------------      -----------
              FOOD AND STAPLES RETAILING--9.7%
    6,000     Costco Wholesale Corp. ..................         347,483          420,840
   33,000     CVS Caremark Corp. ......................       1,201,195        1,305,810
   12,000     SUPERVALU Inc. ..........................         399,638          370,680
   35,777     The Great Atlantic & Pacific Tea Co.
               Inc.+ ..................................       1,064,994          816,431

      500     Village Super Market Inc., Cl. A ........          23,378           19,290
   10,000     Wal-Mart Stores Inc. ....................         458,576          562,000
   24,000     Walgreen Co. ............................         923,755          780,240
   74,000     Whole Foods Market Inc. .................       2,762,227        1,753,060
                                                           ------------      -----------
                                                              7,181,246        6,028,351
                                                           ------------      -----------
              HEALTH CARE EQUIPMENT AND SUPPLIES--12.7%
   13,000     Advanced Medical Optics Inc.+ ...........         357,774          243,620
    7,500     Align Technology Inc.+ ..................          88,408           78,675
  175,000     AMDL Inc.+ (a)(b)(c) ....................         391,522          507,500
   40,000     AngioDynamics Inc.+ .....................         729,281          544,800
   16,000     Boston Scientific Corp.+ ................         219,820          196,640
   10,000     Covidien Ltd. ...........................         414,948          478,900

                 See accompanying notes to financial statements.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                                                              MARKET
 SHARES                                                       COST             VALUE
---------                                                  ------------     ------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE EQUIPMENT AND SUPPLIES
              (CONTINUED)
     31,000   Cutera Inc.+ ............................    $    498,381     $    279,930
     21,200   ev3 Inc.+ ...............................         347,405          200,976
     27,000   Greatbatch Inc.+ ........................         677,232          467,100
     12,000   Inverness Medical Innovations Inc.+ .....         368,342          398,040
     14,000   Kinetic Concepts Inc.+ ..................         796,765          558,740
     15,000   Medical Action Industries Inc.+ .........         270,907          155,550
      9,000   Medtronic Inc. ..........................         470,816          465,750
      4,200   Mentor Corp. ............................         142,779          116,844
     30,400   Micrus Endovascular Corp.+ ..............         667,234          426,208
      9,000   Orthofix International NV+ ..............         326,370          260,550
     20,000   St. Jude Medical Inc.+ ..................         833,593          817,600
     30,000   Thoratec Corp.+ .........................         560,717          521,700
     85,000   Vascular Solutions Inc.+ ................         782,390          552,500
      9,000   Zimmer Holdings Inc.+ ...................         735,874          612,450
                                                           ------------     ------------
                                                              9,680,558        7,884,073
                                                           ------------     ------------
              HEALTH CARE PROVIDERS AND SERVICES--9.8%
     14,000   Aetna Inc. ..............................         703,453          567,420
      5,000   Amedisys Inc.+ ..........................         187,700          252,100
     20,000   American Dental Partners Inc.+ ..........         183,516          237,400
      7,000   AmerisourceBergen Corp. .................         314,391          279,930
      5,000   Apria Healthcare Group Inc.+ ............          99,858           96,950
      8,000   Cardinal Health Inc. ....................         469,607          412,640
      3,000   Chemed Corp. ............................         126,720          109,830
    126,000   Continucare Corp.+ ......................         266,642          296,100
     14,000   Healthways Inc.+ ........................         442,693          414,400
     45,000   HLTH Corp.+ .............................         615,954          509,400
     12,000   IMS Health Inc. .........................         324,226          279,600
    165,000   MEDecision Inc.+ ........................       1,088,547        1,097,250
     20,000   Omnicare Inc. ...........................         670,713          524,400
      1,000   Owens & Minor Inc. ......................          35,498           45,690
     15,000   PSS World Medical Inc.+ .................         253,010          244,500
     28,200   UnitedHealth Group Inc. .................       1,305,511          740,250
                                                           ------------     ------------
                                                              7,088,039        6,107,860
                                                           ------------     ------------

              INSURANCE--1.1%
     10,000   SAFECO Corp. ............................         668,323          671,600
                                                           ------------     ------------
              PHARMACEUTICALS--7.0%
     11,000   Abbott Laboratories .....................         582,962          582,670
     10,000   Alpharma Inc., Cl. A+ ...................         254,787          225,300
     14,000   Barr Pharmaceuticals Inc.+ ..............         709,138          631,120
     20,000   Inspire Pharmaceuticals Inc.+ ...........         106,845           85,600
     21,000   Johnson & Johnson .......................       1,339,981        1,351,140
     25,000   K-V Pharmaceutical Co., Cl. A+ ..........         641,477          483,250
     18,000   Matrixx Initiatives Inc.+ ...............         336,264          299,880
     13,000   Merck & Co. Inc. ........................         649,566          489,970
     22,000   Pain Therapeutics Inc.+ .................         172,161          173,800
                                                           ------------     ------------
                                                              4,793,181        4,322,730
                                                           ------------     ------------
              TOTAL COMMON STOCKS .....................      59,506,217       52,818,288
                                                           ------------     ------------
              WARRANTS--0.1%
              HEALTH CARE EQUIPMENT AND SUPPLIES--0.1%
     80,907   AMDL Inc.,
                expire 03/05/11+ (a)(b)(c) ............         148,405           57,044
                                                           ------------     ------------

 PRINCIPAL
  AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS--14.9%
$ 9,276,000   U.S. Treasury Bills,
               1.213% to 2.033%++,
               07/03/08 to 10/09/08 ...................       9,240,536        9,241,778
                                                           ------------     ------------
TOTAL INVESTMENTS -- 100.0% ...........................    $ 68,895,158       62,117,110
                                                           ============
OTHER ASSETS AND LIABILITIES (NET) ....................                         (835,175)
                                                                            ------------
NET ASSETS -- COMMON SHARES
 (8,474,459 common shares outstanding) ................                     $ 61,281,935
                                                                            ============
NET ASSET VALUE PER COMMON SHARE
 ($61,281,935 / 8,474,459 shares outstanding) ........                      $       7.23
                                                                            ============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $564,544 or 0.91% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
      June 30, 2008, the market value of Rule 144A securities amounted to $564,544 or 0.91% of total investments.

(c)   Illiquid security.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

                                          % OF
                                         MARKET       MARKET
    GEOGRAPHIC DIVERSIFICATION           VALUE         VALUE
----------------------------------      -------     ------------
North America ....................        84.6%     $ 52,570,158
Europe ...........................         8.4         5,224,803
Japan ............................         5.4         3,356,199
Latin America ....................         1.6           965,950
                                        ------      ------------
Total Investments ................       100.0%     $ 62,117,110
                                        ======      ============

                 See accompanying notes to financial statements.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $68,895,158) ............     $ 62,117,110
   Foreign currency, at value (cost $896) ..............              914
   Receivable for investments sold .....................          119,306
   Dividends and interest receivable ...................           43,895
   Prepaid expense .....................................            1,368
                                                             ------------
   TOTAL ASSETS ........................................       62,282,593
                                                             ------------
LIABILITIES:
   Payable to custodian ................................          154,320
   Payable for investments purchased ...................          715,451
   Payable for investment advisory fees ................           52,174
   Payable for payroll expenses ........................           23,744
   Payable for accounting fees .........................            3,750
   Other accrued expenses ..............................           51,219
                                                             ------------
   TOTAL LIABILITIES ...................................        1,000,658
                                                             ------------
   NET ASSETS applicable to 8,474,459 shares
     outstanding .......................................     $ 61,281,935
                                                             ============
NET ASSETS CONSIST OF:
   Paid-in capital, at $0.001 par value ................     $ 67,795,672
   Accumulated net investment loss .....................          (92,112)
   Accumulated net realized gain on investments and
     foreign currency transactions .....................          357,074
   Net unrealized depreciation on investments ..........       (6,778,048)
   Net unrealized depreciation on foreign
     currency translations .............................             (651)
                                                             ------------
   NET ASSETS ..........................................     $ 61,281,935
                                                             ============
NET ASSET VALUE PER COMMON SHARE:
   ($61,281,935 / 8,474,459 shares outstanding:
     unlimited number of shares authorized) ............     $       7.23
                                                             ============

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $6,046) ........     $    348,959
   Interest ..........................................          144,201
                                                           ------------
   TOTAL INVESTMENT INCOME ...........................          493,160
                                                           ------------
EXPENSES:
   Investment advisory fees ..........................          321,385
   Shareholder communications expenses ...............          197,932
   Payroll expenses ..................................           35,897
   Trustees' fees ....................................           29,030
   Shareholder services fees .........................           28,197
   Legal and audit fees ..............................           25,442
   Accounting fees ...................................           22,500
   Custodian fees ....................................            3,325
   Miscellaneous expenses ............................           19,969
                                                           ------------
   TOTAL EXPENSES ....................................          683,677
   Less: Custodian fee credits .......................           (1,939)
                                                           ------------
   NET EXPENSES ......................................          681,738
                                                           ------------
   NET INVESTMENT LOSS ...............................         (188,578)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments ..................           39,260
   Net realized loss on foreign currency
     transactions ....................................             (532)
                                                           ------------
   Net realized gain on investments and foreign
     currency transactions ...........................           38,728
                                                           ------------
   Net change in unrealized appreciation/depreciation:
     on investments ..................................       (6,636,655)
     on foreign currency translations ................             (819)
                                                           ------------
   Net change in unrealized appreciation/depreciation
     on investments and foreign currency
     translations ....................................       (6,637,474)
                                                           ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY ................       (6,598,746)
                                                           ------------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .................................     $ (6,787,324)
                                                           ============

                 See accompanying notes to financial statements.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2008             PERIOD ENDED
                                                                                 (UNAUDITED)          DECEMBER 31, 2007 (a)
                                                                              ----------------        ---------------------
OPERATIONS:
   Net investment income (loss) ...........................................     $    (188,578)            $    193,924
   Net realized gain on investments and foreign currency transactions .....            38,728                  644,611
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency translations ........................................        (6,637,474)                (141,225)
                                                                                -------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........        (6,787,324)                 697,310
                                                                                -------------             ------------
DISTRIBUTIONS TO COMMON SHARES:
   Net investment income ..................................................                --                  (97,456)
   Net realized short-term gain on investments and foreign currency
     transactions .........................................................                --                 (326,267)
                                                                                -------------             ------------
   TOTAL DISTRIBUTIONS TO COMMON SHARES ...................................                --                 (423,723)
                                                                                -------------             ------------
FUND SHARE TRANSACTIONS:
   Net increase in net assets from common shares issued in offering .......                --               67,695,672
                                                                                -------------             ------------
   NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ................                --               67,695,672
                                                                                -------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS ..................................        (6,787,324)              67,969,259
NET ASSETS:
   Beginning of period ....................................................        68,069,259                  100,000
                                                                                -------------             ------------
   End of period (including undistributed net investment income of $0 and
   $96,466, respectively) .................................................     $  61,281,935             $ 68,069,259
                                                                                =============             ============

----------

(a) The Gabelli Healthcare & Wellness (Rx) Trust commenced investment operations on June 28, 2007.

                 See accompanying notes to financial statements.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
                              FINANCIAL HIGHLIGHTS



                                                                                   SIX MONTHS ENDED
SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING                  JUNE 30, 2008             PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                               (UNAUDITED)          DECEMBER 31, 2007 (b)
                                                                                   ----------------        ---------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ........................................       $      8.03               $    8.00
                                                                                       -----------               ---------
   Net investment income (loss) ................................................             (0.01)                   0.02
   Net realized and unrealized gain (loss) on investments and foreign currency
     transactions ..............................................................             (0.79)                   0.06
                                                                                       -----------               ---------
   Total from investment operations ............................................             (0.80)                   0.08
                                                                                       -----------               ---------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .......................................................                --                   (0.01)
   Net realized short-term gain on investments and foreign currency
     transactions ..............................................................                --                   (0.04)
                                                                                       -----------               ---------
   Total distributions to common shareholders ..................................                --                   (0.05)
                                                                                       -----------               ---------
   NET ASSET VALUE, END OF PERIOD ..............................................       $      7.23               $    8.03
                                                                                       ===========               =========
   Net asset value total return + ..............................................             (9.96)%                  1.00%
                                                                                       ===========               =========
   Market value, end of period .................................................       $      6.21               $    7.09
                                                                                       ===========               =========
   Total investment return++ ...................................................            (12.41)%                (10.75)%
                                                                                       ===========               =========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets end of period (in 000's) .........................................       $    61,282               $  68,069
   Ratio of net investment income (loss) to average net assets .................             (1.59)%(a)               0.56%(a)
   Ratio of operating expenses to average net assets ...........................              2.12%(a)                1.97%(a)
   Portfolio turnover rate .....................................................              64.0%                   26.7%+++

----------

+ Based on net asset value per share at commencement of operations of $8.00 per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total returns for periods of less than one year are not annualized.

++ Based on market value per share at initial public offering of $8.00 per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total returns for periods of less than one year are not annualized.

+++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the period ended December 31, 2007 would have been 60.6%.

(a)   Annualized.

(b) The Gabelli Healthcare & Wellness (Rx) Trust commenced investment operations on June 28, 2007.

                 See accompanying notes to financial statements.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Healthcare & Wellness (Rx) Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 20, 2007 and registered under the Investment Company Act of 1940 as amended (the "1940 Act"), whose objective is long-term growth of capital. Investment operations commenced on June 28, 2007. The Fund had no operations prior to June 28, 2007, other than the sale of 12,500 common shares for $100,000 to The Gabelli Equity Trust Inc. (the "Equity Trust"). On June 28, 2007, the Equity Trust contributed $67,695,672 in cash in exchange for shares of the Fund, and on the same date distributed such shares to the Equity Trust holders of record as of June 21, 2007 at the rate of one share of the Fund for every twenty shares of the Equity Trust common stock.

      Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies in the healthcare and wellness industries.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                                     INVESTMENTS IN
                                                                       SECURITIES
VALUATION INPUTS                                                     (MARKET VALUE)
------------------------------------------------------------         --------------
Level 1 - Quoted Prices ....................................         $   52,310,788
Level 2 - Other Significant Observable Inputs ..............              9,806,322
                                                                     --------------
TOTAL ......................................................         $   62,117,110
                                                                     ==============

      In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

      Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

      Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the "Acquired Funds") in accordance with the 1940 Act and related rules. As a shareholder in the Fund, you would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund's expenses. For the six months ended June 30, 2008, the Fund did not hold any investments in Acquired Funds.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      Options. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

      As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

      In the case of call options, these exercise prices are referred to as "in-the-money", "at-the-money", and "out-of-the-money", respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At June 30, 2008, the Fund had no investments in options.

      Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

      There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008 there were no open futures contracts.

      Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts in the Fund.

      Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

      Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

      Restricted and Illiquid Securities. The Fund may invest without limit in illiquid securities. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

      Concentration Risks. The Fund will invest a significant portion of its assets in companies in the healthcare and wellness industries. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in this particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

      Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

      Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

      Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

      The tax character of distributions paid during the period ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) .....   $  423,723
                                                   ----------
Total distributions paid .......................   $  423,723
                                                   ==========

      Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

      As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income
   (inclusive of short-term capital gains) ..........    $  423,078
Net unrealized depreciation on investments and
   foreign currency .................................      (149,491)
                                                         ----------
Total ...............................................    $  273,587
                                                         ==========

      The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                            GROSS              GROSS               NET
                                          UNREALIZED         UNREALIZED         UNREALIZED
                           COST          APPRECIATION       DEPRECIATION       DEPRECIATION
                       ------------      ------------     --------------       ------------
Investments ........   $ 68,996,600      $  1,602,884     $  (8,482,374)       $ (6,879,490)

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

      For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

      During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $22,960 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

      The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

      As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its affiliated portion of the cost of the Fund's Chief Compliance Officer. For the six months ended June 30, 2008, the Fund accrued $35,897, which is included in payroll expenses in the Statement of Operations.

      The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended in person and $500 per telephonic meeting, and they are reimbursed for any out of pocket expenses incurred in attending meetings. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $41,527,493 and $33,361,545, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2008, the Fund did not have any transactions in shares of beneficial interest.

                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      Transactions in common shares were as follows:

                                                                      PERIOD ENDED
                                                                  DECEMBER 31, 2007 (a)
                                                               ---------------------------
                                                                 SHARES          AMOUNT
                                                               ----------     ------------
Initial seed capital .....................................         12,500     $    100,000
Additional shares issued immediately
   prior to the spin-off from the Equity Trust ...........      8,461,959       67,695,672
                                                               ----------     ------------
Net increase .............................................      8,474,459     $ 67,795,672
                                                               ==========     ============

----------
(a) The Gabelli Healthcare & Wellness (Rx) Trust commenced investment operations on June 28, 2007.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

      On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                              TRUSTEES AND OFFICERS
                  THE GABELLI HEALTHCARE & WELLNESS (RX) TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES
Mario J. Gabelli, CFA
   Chairman & Chief Executive Officer,
   GAMCO Investors, Inc.

Dr. Thomas E. Bratter
   President & Founder, John Dewey Academy

Anthony J. Colavita
   Attorney-at-Law,
   Anthony J. Colavita, P.C.

James P. Conn
   Former Managing Director &
   Chief Investment Officer,
   Financial Security Assurance Holdings Ltd.

Vincent D. Enright
   Former Senior Vice President &
   Chief Financial Officer,
   KeySpan Corp.

Robert C. Kolodny, MD
   Physician, Author, and Lecturer,
   General Partner of KBS Partnership

Anthonie C. van Ekris
   Chairman, BALMAC International, Inc.

Salvatore J. Zizza
   Chairman, Zizza & Co., Ltd.

OFFICERS

Bruce N. Alpert
   Secretary

Carter W. Austin
   Vice President

Peter D. Goldstein
   Chief Compliance Officer

Agnes Mullady
   President and Treasurer

David I. Schachter
   Vice President

Adam E. Tokar
   Assistant Vice President & Ombudsman

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
The Bank of New York Mellon

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                              Common
                            ----------
NYSE - Symbol:                 GRX
Shares Outstanding:         8,474,459

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

      For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI HEALTHCARE &
WELLNESS (RX) TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI ANNUAL REPORT
                                                              JUNE 30, 2008

                                                                     GRX Q2/2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 8,474,459
01/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/08
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 8,474,459
02/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/08
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 8,474,459
03/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/08
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 8,474,459
04/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/08
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 8,474,459
05/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/08
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 8,474,459
06/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/08
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Healthcare & Wellness(Rx) Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Executive Officer and Principal
                           Financial Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Executive Officer and Principal
                           Financial Officer


Date     9/3/08
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.